                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
(Address of principal executive offices)                              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                            (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2005

Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS  JULY 31, 2004 (UNAUDITED)

        NUMBER OF
         SHARES                                                                                                       VALUE
--------------------------                                                                                     ---------------------

                              COMMON STOCKS (98%)
                              Advertising/Marketing Services (0.8%)
         36,200               R.H. Donnelley Corp.*                                                          $            1,642,756
                                                                                                               ---------------------

                              Aerospace & Defense (3.0%)
         173,600              DRS Technologies, Inc.*                                                                     6,200,992
                                                                                                               ---------------------

                              Agricultural Commodities/Milling (2.5%)
         126,800              Bunge Ltd.                                                                                  5,088,484
                                                                                                               ---------------------

                              Apparel/Footwear (1.5%)
         90,000               Reebok International Ltd.                                                                   3,065,400
                                                                                                               ---------------------

                              Automotive Aftermarket (1.1%)
         96,000               Cooper Tire & Rubber Co.                                                                    2,251,200
                                                                                                               ---------------------

                              Broadcasting (1.3%)
         265,900              Sinclair Broadcast Group, Inc. (Class A)                                                    2,635,069
                                                                                                               ---------------------

                              Chemicals: Agricultural (1.8%)
         261,700              Agrium Inc. (Canada)                                                                        3,778,948
                                                                                                               ---------------------

                              Chemicals: Specialty (2.6%)
         68,400               Cytec Industries, Inc.                                                                      3,187,440
         69,700               OM Group, Inc.*                                                                             2,231,794
                                                                                                               ---------------------
                                                                                                                          5,419,234
                                                                                                               ---------------------
                              Commercial Printing/Forms (1.5%)
         99,269               Donnelley (R.R.) & Sons Co.                                                                 3,150,798
                                                                                                               ---------------------

                              Computer Peripherals (1.8%)
         59,300               Imation Corp.                                                                               1,965,795
         71,000               Storage Technology Corp.*                                                                   1,771,450
                                                                                                               ---------------------
                                                                                                                          3,737,245
                                                                                                               ---------------------
                              Containers/Packaging (2.5%)
         220,200              Owens-Illinois, Inc.*                                                                       3,236,940
         86,500               Pactiv Corp.*                                                                               2,039,670
                                                                                                               ---------------------
                                                                                                                          5,276,610
                                                                                                               ---------------------
                              Data Processing Services (2.0%)
         307,000              BISYS Group, Inc. (The)*                                                                    4,190,550
                                                                                                               ---------------------

                              Electric Utilities (3.2%)
         170,700              PNM Resources Inc.                                                                          3,557,388
         145,600              Puget Energy, Inc.                                                                          3,144,960
                                                                                                               ---------------------
                                                                                                                          6,702,348
                                                                                                               ---------------------
                              Electrical Products (1.3%)
         60,100               Hubbell, Inc. (Class B)                                                                     2,716,520
                                                                                                               ---------------------

                              Electronics/Appliance Stores (1.2%)
         140,000              Movie Gallery, Inc.                                                                         2,434,600
                                                                                                               ---------------------

                              Finance/Rental/Leasing (1.7%)
         90,450               Doral Financial Corp.                                                                       3,550,162
                                                                                                               ---------------------

                              Financial Conglomerates (2.4%)
         273,700              Conseco Inc.*                                                                               4,921,126
                                                                                                               ---------------------

                              Food: Meat/Fish/Dairy (1.6%)
         115,000              Smithfield Foods, Inc.*                                                                     3,259,100
                                                                                                               ---------------------

                              Gas Distributors (1.5%)
         103,900              AGL Resources, Inc.                                                                         3,070,245
                                                                                                               ---------------------

                              Industrial Conglomerates (1.7%)
         124,300              ALLETE, Inc.                                                                                3,445,596
                                                                                                               ---------------------

MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS  JULY 31, 2004 (UNAUDITED)

                              Information Technology Services (1.5%)
         297,600              Unisys Corp.*                                                                               3,047,424
                                                                                                               ---------------------

                              Integrated Oil (2.0%)
         53,100               Murphy Oil Corp.                                                                            4,106,754
                                                                                                               ---------------------

                              Investment Managers (1.5%)
         109,800              Federated Investors, Inc. (Class B)                                                         3,086,478
                                                                                                               ---------------------

                              Life/Health Insurance (3.1%)
         103,500              Reinsurance Group of America, Inc.                                                          4,124,475
         42,000               Torchmark Corp.                                                                             2,195,760
                                                                                                               ---------------------
                                                                                                                          6,320,235
                                                                                                               ---------------------
                              Major Banks (1.7%)
         151,800              Popular, Inc.                                                                               3,451,932
                                                                                                               ---------------------

                              Medical Specialties (2.6%)
         165,400              Apogent Technologies Inc.*                                                                  5,375,500
                                                                                                               ---------------------

                              Medical/Nursing Services (3.2%)
         228,300              Apria Healthcare Group, Inc.*                                                               6,700,605
                                                                                                               ---------------------

                              Miscellaneous Commercial Services (0.9%)
         78,225               Viad Corp.                                                                                  1,870,360
                                                                                                               ---------------------

                              Miscellaneous Manufacturing (2.3%)
         42,500               Ametek, Inc.                                                                                1,310,700
         53,000               Carlisle Companies, Inc.                                                                    3,364,970
                                                                                                               ---------------------
                                                                                                                          4,675,670
                                                                                                               ---------------------
                              Movies/Entertainment (0.7%)
         203,500              Crown Media Holdings, Inc. (Class A)*                                                       1,418,395
                                                                                                               ---------------------

                              Oil & Gas Production (6.4%)
         84,100               Noble Energy, Inc.                                                                          4,651,571
         70,000               Pioneer Natural Resources Co.                                                               2,523,500
         135,900              Stone Energy Corp.*                                                                         6,148,116
                                                                                                               ---------------------
                                                                                                                         13,323,187
                                                                                                               ---------------------
                              Oil Refining/Marketing (2.2%)
         86,400               Ashland, Inc.                                                                               4,516,128
                                                                                                               ---------------------

                              Oilfield Services/Equipment (2.9%)
         194,300              Superior Energy Services, Inc.*                                                             2,172,274
         115,220              Universal Compression Holdings, Inc.*                                                       3,780,368
                                                                                                               ---------------------
                                                                                                                          5,952,642
                                                                                                               ---------------------
                              Other Consumer Services (1.1%)
         116,500              MoneyGram International, Inc.                                                               2,178,550
                                                                                                               ---------------------

                              Other Transportation (1.7%)
         254,700              Laidlaw International Inc.*                                                                 3,578,535
                                                                                                               ---------------------

                              Packaged Software (1.0%)
         287,176              MSC. Software Corp.*                                                                        2,116,487
                                                                                                               ---------------------

                              Property - Casualty Insurers (3.6%)
         58,000               IPC Holdings. Ltd.                                                                          2,175,000
         228,150              Old Republic International Corp.                                                            5,313,614
                                                                                                               ---------------------
                                                                                                                          7,488,614
                                                                                                               ---------------------
                              Real Estate Investment Trusts (2.9%)
         87,900               CarrAmerica Realty Corp.                                                                    2,680,071
         116,000              Reckson Associates Realty Corp.                                                             3,214,360
                                                                                                               ---------------------
                                                                                                                          5,894,431
                                                                                                               ---------------------
                              Regional Banks (1.6%)
         68,797               Commerce Bancshares, Inc.                                                                   3,206,628
                                                                                                               ---------------------

                              Restaurants (2.2%)
         212,800              AFC Enterprises, Inc.*                                                                      4,575,200
                                                                                                               ---------------------

MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS  JULY 31, 2004 (UNAUDITED)

                              Savings Banks (3.0%)
         101,000              People's Bank                                                                               3,182,510
         66,300               Webster Financial Corp.                                                                     3,110,796
                                                                                                               ---------------------
                                                                                                                          6,293,306
                                                                                                               ---------------------
                              Specialty Insurance (2.9%)
         11,100               Markel Corp.*                                                                               3,135,750
         71,200               PMI Group, Inc. (The)                                                                       2,935,576
                                                                                                               ---------------------
                                                                                                                          6,071,326
                                                                                                               ---------------------
                              Specialty Stores (1.1%)
         95,200               Borders Group, Inc.                                                                         2,177,224
                                                                                                               ---------------------

                              Tools/Hardware (3.9%)
         61,600               Briggs & Stratton Corp.                                                                     5,143,600
         94,100               Snap-On, Inc.                                                                               3,021,551
                                                                                                               ---------------------
                                                                                                                          8,165,151
                                                                                                               ---------------------
                              Trucking (1.9%)
         154,400              SCS Transportation Inc.                                                                     3,975,800
                                                                                                               ---------------------

                              Trucks/Construction/Farm Machinery (2.1%)
         113,400              Terex Corp.*                                                                                4,412,394
                                                                                                               ---------------------

                              Wholesale Distributors (1.0%)
         54,800               Genuine Parts Co.                                                                           2,067,604
                                                                                                               ---------------------

                              TOTAL COMMON STOCKS
                                (Cost $163,527,263)                                                                     202,583,543
                                                                                                               ---------------------

        PRINCIPAL
        AMOUNT IN
        THOUSANDS                                                                                                     VALUE
--------------------------                                                                                     ---------------------
                              SHORT-TERM INVESTMENTS (2.1%)
                              REPURCHASE AGREEMENT (0.0%)
          4,346               Joint repurchase agreement account 1.35% due 08/02/04 (dated 07/30/04;                      4,346,000
                                                                                                               ---------------------
                               proceeds $  4,346,491) (a) (Cost $4,346,000)

                              TOTAL INVESTMENTS
                                (Cost $167,873,262)(b)                                          100.2%                  206,929,543

                              OTHER ASSETS IN EXCESS OF LIABILITIES                             (0.2)                      (329,197)
                                                                                            ---------------    ---------------------

                              NET ASSETS                                                        100.0%                 $206,600,346
                                                                                            ===============    =====================

                *             Non-income producing security.

                (a)             Collateralized by federal agency and U.S.
                                Treasury obligations.

                (b)             The aggregate cost for federal income tax
                                purposes approximates the aggregate cost for
                                book purposes. The aggregate gross unrealized
                                appreciation is $41,468,245 and the aggregate
                                gross unrealized depreciation is $2,411,964,
                                resulting in net unrealized appreciation of
                                $39,056,281.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

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